--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        NATIONWIDE(R) S&P 500 INDEX FUND

                                 ANNUAL REPORT
                                OCTOBER 31, 1999

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       NATIONWIDE(R) S&P 500 INDEX FUND*
                                 ANNUAL REPORT
                                OCTOBER 31, 1999

                               TABLE OF CONTENTS

Management Discussion of Fund Performance...................    3
Statement of Investments....................................    4
Statement of Assets and Liabilities.........................   11
Statement of Operations.....................................   12
Statement of Changes in Net Assets..........................   13
Financial Highlights........................................   14
Notes to Financial Statements...............................   15
Independent Auditors' Report................................   20

---------------

* "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information.

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

The total return for the Nationwide S&P 500 Index Fund, Local Fund Shares for the 12-month period ended October 31, 1999 was 24.85%* compared to 25.67% for the Fund's benchmark, the S&P 500 Index.

The Fund is designed to passively replicate the large capitalization U.S. equity market as represented by the S&P 500 Index.

Large capitalization stocks had positive performance for the fiscal year 1999, outperforming stocks in both the middle capitalization range and in the small capitalization range.

Among the best performing groups for the fiscal year ended October 31, 1999 were stocks of semiconductor companies, communication equipment companies, broadcast/media companies and electrical instrument companies. The Nationwide S&P 500 Index Fund holds its stocks in direct proportion to their weight in the index and therefore benefited from their good performance.
---------------

* Assuming all distributions are reinvested. Local Fund Shares are not subject to a front-end sales charge.

        PORTFOLIO COMPOSITION
         (SUBJECT TO CHANGE)

--------------------------------------
Repurchase Agreement              0.8%
--------------------------------------
S&P 500 Receipts                  2.2%
--------------------------------------
Preferred Stock                   0.1%
--------------------------------------
Common Stock                     97.4%
--------------------------------------

AVERAGE ANNUAL (COMPOUND) TOTAL RETURN
(For Period Ended October 31, 1999)

 YEARS    CLASS R    CLASS Y     LOCAL
--------------------------------------
Life**    24.27%     24.64%     16.21%
   1        N/A        N/A      24.85%
--------------------------------------

Past performance is no guarantee of future results.

** Class R and Y Shares were first offered to the public on November 2, 1998.
   Local Fund Shares were first offered to the public on July 24, 1998.

                                              CLASS R                CLASS Y                 LOCAL                 S&P 500
                                              -------                -------                 -----                 -------
7/98                                          10000.00               10000.00               10000.00               10000.00
1998                                          10000.00               10000.00                9692.00               10000.00
1999                                          12567.00               12040.00               12101.00               12567.00

Comparative performance of $10,000 invested in the Nationwide S&P 500 Index Fund and the S&P 500*** since inception (7/24/98) to 10/31/99. Unlike our Fund, the S&P 500 does not reflect any fees or expenses.

*** The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy. All major industries are represented in the S&P 500.

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               3

                        NATIONWIDE (R) S&P 500 INDEX FUND

                   STATEMENT OF INVESTMENTS -- OCTOBER 31, 1999

-------------------------------------------------------
 SHARES   SECURITY                                VALUE
-------------------------------------------------------
          COMMON STOCK -- AFFILIATED (0.1%)
          FINANCIAL / BANKS (0.2%)
 5,300    Mellon Financial Corp.
          TOTAL COMMON STOCK -- AFFILIATED
          (cost $180,984)                   $   195,769
                                            -----------
          COMMON STOCK -- UNAFFILIATED (97.3%)
          AEROSPACE (0.8%)
10,000    Boeing Co. (The)                      460,625
 2,100    General Dynamics Corp.                116,419
 1,100    Goodrich (B.F.) Co.                    26,056
 4,100    Lockheed Martin Corp.                  82,000
 5,000    United Technologies Corp.             302,500
                                            -----------
                                                987,600
                                            -----------
          AIRLINES (0.3%)
 1,600    AMR Corp.*                            101,600
 1,500    Delta Air Lines, Inc.                  81,656
 3,100    Federal Express Corp.*                133,494
 5,275    Southwest Airlines                     88,686
   700    U.S. Airways Group, Inc.*              19,600
                                            -----------
                                                425,036
                                            -----------
          ALUMINUM (0.3%)
 2,300    Alcan Aluminium Ltd.                   75,756
 3,800    Alcoa, Inc.                           230,850
   700    Reynolds Metals Co.                    42,306
                                            -----------
                                                348,912
                                            -----------
          APPAREL (0.2%)
   600    Liz Claiborne, Inc.                    24,000
 2,900    Nike, Inc. Class B                    163,669
   600    Reebok International Ltd.*              5,888
   300    Russell Corp.                           4,556
 1,200    V.F. Corp.                             36,075
                                            -----------
                                                234,188
                                            -----------
          BEVERAGES / ALCOHOLIC (0.6%)
   400    Adolph Coors Co. Class B               22,200
 4,900    Anheuser-Busch Cos., Inc.             351,881
   700    Brown-Forman Corp. Class B             47,250
 1,700    Fortune Brands, Inc.                   60,244
 4,500    Seagram Co. Ltd.                      222,188
                                            -----------
                                                703,763
                                            -----------
          BEVERAGES / SOFT DRINK (1.8%)
25,700    Coca-Cola Co.                       1,516,300
 4,400    Coca-Cola Enterprises, Inc.           112,475
15,200    PepsiCo, Inc.                         527,250
                                            -----------
                                              2,156,025
                                            -----------
          BROADCAST MEDIA / CABLE TELEVISION (2.3%)
 7,300    CBS Corp.                             356,331
 3,500    Clear Channel Communications,
          Inc.*                                 281,312
 7,800    Comcast Corp. Special Class A         328,575
 1,800    General Instrument Corp.*              96,863
   700    King World Productions, Inc.*          27,125

-------------------------------------------------------
 SHARES   SECURITY                                VALUE
-------------------------------------------------------
          BROADCAST MEDIA / CABLE TELEVISION
          (CONTINUED)
 6,300    MediaOne Group, Inc.*             $   447,694
13,500    Time Warner, Inc.                     940,781
 7,200    Viacom, Inc. Class B*                 322,200
                                            -----------
                                              2,800,881
                                            -----------
          BUSINESS EQUIPMENT & SERVICES (0.8%)
 3,700    3COM Corp.*                           107,300
17,700    Compaq Computer Corp.                 336,300
 3,700    Compuware Corp.*                      102,906
 1,600    IKON Office Solutions, Inc.            11,000
 3,800    Office Depot, Inc.*                    47,263
 2,800    Pitney Bowes, Inc.                    127,575
 2,000    Silicon Graphics, Inc.*                15,500
 6,900    Xerox Corp.                           193,200
                                            -----------
                                                941,044
                                            -----------
          CAPITAL GOODS (6.4%)
 3,900    Applied Materials, Inc.*              350,269
   200    Briggs & Stratton                      11,687
   800    Case Corp.                             42,400
 3,700    Caterpillar, Inc.                     204,425
   750    Crane Co.                              15,328
   400    Cummins Engine, Inc.                   20,275
 2,400    Deere & Co.                            87,000
 2,200    Dover Corp.                            93,637
   800    Eaton Corp.                            60,200
 4,500    Emerson Electric Co.                  270,281
34,100    General Electric Co.                4,622,681
 1,900    Genuine Parts Co.                      49,519
 1,000    Grainger (W.W.), Inc.                  42,375
 2,600    Illinois Tool Works, Inc.             190,450
 1,700    Ingersoll-Rand Co.                     88,825
   900    ITT Industries, Inc.                   30,769
   600    McDermott International, Inc.          10,875
   400    Milacron, Inc.                          6,575
   500    Millipore Corp.                        15,937
 4,200    Minnesota Mining & Manufacturing
          Co.                                   399,262
   100    NACCO Industries, Inc. Class A          4,637
 1,300    Pall Corp.                             28,519
 1,100    Parker-Hannifin Corp.                  50,394
 1,100    PE Corp. -- PE Biosystems Group        71,363
   500    PerkinElmer, Inc.*                     20,406
   700    Snap-on, Inc.                          21,262
   900    Stanley Works (The)                    24,975
 1,600    Textron, Inc.                         123,500
 1,500    Thermo Electron Corp.*                 20,250
   600    Timken Co. (The)                       10,763
17,472    Tyco International Ltd.               697,788
                                            -----------
                                              7,686,627
                                            -----------
          CHEMICALS (1.9%)
 2,400    Air Products & Chemicals, Inc.         66,000
 5,700    Allied-Signal, Inc.                   324,544
 1,200    Avery Dennison Corp.                   75,000
 2,300    Dow Chemical Co.                      271,975

  4              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                       NATIONWIDE (R) S&P 500 INDEX FUND

-------------------------------------------------------
SHARES    SECURITY                                VALUE
-------------------------------------------------------
          CHEMICALS (CONTINUED)
10,850    Du Pont (E.I.) De Nemours & Co.   $   699,147
   800    Eastman Chemical Co.                   30,850
 1,300    Engelhard Corp.                        22,912
   300    FMC Corp.*                             12,206
   700    Grace (W.R.) & Co.*                    10,456
   600    Great Lakes Chemical Corp.             21,300
 1,100    Hercules, Inc.                         26,469
 6,600    Monsanto Co.                          254,100
 3,600    Occidental Petroleum Corp.             82,125
 1,800    PPG Industries, Inc.                  109,125
 1,700    Praxair, Inc.                          79,475
 2,231    Rohm & Haas Co.                        85,336
 1,000    Sigma-Aldrich Corp.                    28,500
 1,400    Union Carbide Corp.                    85,400
                                            -----------
                                              2,284,920
                                            -----------
          COMMUNICATION EQUIPMENT (0.1%)
   700    Comverse Technology, Inc.              79,450
                                            -----------
          COMPUTER EQUIPMENT (4.7%)
 1,100    Adaptec, Inc.*                         49,500
26,400    Dell Computer Corp.*                1,059,300
10,500    EMC Corp.*                            766,500
 3,300    Gateway, Inc.*                        218,006
10,500    Hewlett-Packard Co.                   777,656
18,800    International Business Machines
          Corp.                               1,849,450
 1,300    Lexmark International Group,
          Inc.*                                 101,481
   800    Network Appliance, Inc.*               59,200
 8,000    Sun Microsystems, Inc.*               846,500
                                            -----------
                                              5,727,593
                                            -----------
          COMPUTER SOFTWARE & SERVICES (7.0%)
 1,700    Apple Computer, Inc.*                 136,212
 6,400    Automatic Data Processing, Inc.       308,400
 2,500    BMC Software, Inc.*                   160,469
 1,800    Cabletron System, Inc.*                29,813
33,800    Cisco Systems, Inc.*                2,501,200
 4,500    First Data Corp.                      205,594
53,100    Microsoft Corp.*                    4,915,069
 2,300    Seagate Technology*                    67,706
 3,200    Unisys Corp.*                          77,600
                                            -----------
                                              8,402,063
                                            -----------
          CONSTRUCTION & BUILDING MATERIALS (0.2%)
   400    Armstrong World Industries, Inc.       14,950
   600    Centex Corp.                           16,087
   800    Fluor Corp.                            31,900
   400    Foster Wheeler Corp.                    4,500
   500    Kaufman & Broad Home Corp.             10,031
 4,600    Masco Corp.                           140,300
   600    Owens Corning                          12,300
 1,800    Sherwin Williams Co.                   40,275
 1,000    Vulcan Materials Co.                   41,313
                                            -----------
                                                311,656
                                            -----------

-------------------------------------------------------
SHARES    SECURITY                                VALUE
-------------------------------------------------------
          CONSUMER DURABLES (0.2%)
   900    Black & Decker Corp.              $    38,700
 1,500    Danaher Corp.                          72,469
   900    Maytag Corp.                           36,056
   800    Whirlpool Corp.                        55,750
                                            -----------
                                                202,975
                                            -----------
          CONSUMER NON-CYCLICAL (2.5%)
 2,700    Avon Products, Inc.                    87,075
 2,500    Clorox Co. (The)                      102,344
 6,100    Colgate-Palmolive Co.                 369,050
 1,300    Ecolab, Inc.                           43,956
11,300    Gillette Co. (The)                    408,919
 1,100    International Flavor and
          Fragrances                             42,075
 5,500    Kimberly Clark Corp.                  347,187
   400    National Service Industries,
          Inc.                                   12,900
 2,951    Newell Rubbermaid, Inc.               102,178
13,800    Procter & Gamble Co.                1,447,275
   600    Tupperware Corp.                       11,888
                                            -----------
                                              2,974,847
                                            -----------
          CONTAINERS (0.2%)
   300    Ball Corp.                             12,094
   500    Bemis, Inc.                            17,469
 1,300    Crown Cork & Seal Co., Inc.            31,119
 1,600    Owens-Illinois, Inc.*                  38,300
   900    Sealed Air Corp.*                      49,837
   600    Temple-Inland, Inc.                    34,875
 1,800    Tenneco, Inc.                          28,800
                                            -----------
                                                212,494
                                            -----------
          DISTRIBUTION (0.1%)
 2,881    McKesson HBOC, Inc.                    57,800
                                            -----------
          DRUGS (7.4%)
   700    Allergan, Inc.                         75,162
 1,100    ALZA Corp.*                            47,094
13,600    American Home Products Corp.          710,600
 5,300    Amgen, Inc.                           422,675
20,700    Bristol-Meyers Squibb Co.           1,590,019
11,400    Eli Lilly & Co.                       785,175
24,400    Merck & Co., Inc.                   1,941,325
40,300    Pfizer, Inc.                        1,591,850
 5,300    Pharmacia & Upjohn, Inc.              285,869
15,300    Schering-Plough Corp.                 757,350
 8,900    Warner-Lambert Co.                    710,331
 1,000    Watson Pharmaceuticals, Inc.*          31,750
                                            -----------
                                              8,949,200
                                            -----------
          ELECTRONICS (5.3%)
 1,500    Advanced Micro Devices, Inc.*          29,719
 1,800    Analog Devices, Inc.*                  95,625
   800    Andrew Corp.*                          10,300
 1,000    Cooper Industries, Inc.                43,062
   800    Harris Corp.                           17,950
 1,300    Honeywell, Inc.                       137,069
34,400    Intel Corp.                         2,663,850

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               5

                       NATIONWIDE (R) S&P 500 INDEX FUND

-------------------------------------------------------
SHARES    SECURITY                                VALUE
-------------------------------------------------------
          ELECTRONICS (CONTINUED)
   900    KLA-Tencor Corp.*                 $    71,269
 1,500    LSI Logic Corp.*                       79,781
 2,600    Micron Technology, Inc.*              185,412
 6,300    Motorola, Inc.                        613,856
 1,700    National Semiconductor Corp.*          50,894
13,800    Nortel Networks Corp.                 854,737
   700    Northrop Grumman Corp.                 38,413
 3,500    Raytheon Co.                          101,938
 2,000    Rockwell International Corp.           96,875
   800    Scientific-Atlanta, Inc.               45,800
 2,800    Solectron Corp.*                      210,700
   500    Tektronix, Inc.                        16,875
 4,100    Tellabs, Inc.*                        259,325
 8,200    Texas Instruments, Inc.               735,950
   600    Thomas & Betts Corp.                   26,925
                                            -----------
                                              6,386,325
                                            -----------
          ENTERTAINMENT (0.5%)
21,400    Walt Disney Co. (The)                 564,425
                                            -----------
          FINANCIAL / BANKS (5.9%)
 4,100    AmSouth Bancorp                       105,575
17,923    Bank of America Corp.               1,153,793
 7,600    Bank of New York Co., Inc.            318,250
12,234    Bank One Corp.                        459,540
 3,300    BB&T Corp.                            120,037
 8,700    Chase Manhattan Corp. (The)           760,162
 1,600    Comerica, Inc.                         95,100
 2,800    Fifth Third Bancorp                   206,675
 9,900    First Union Corp.                     422,606
10,227    Firstar Corp.                         300,418
 9,616    Fleet Boston Corp.                    419,498
 2,440    Huntington Bancshares, Inc.            72,285
 4,700    Keycorp                               131,306
 6,400    National City Corp.                   188,800
 1,200    Northern Trust Corp.                  115,875
 3,200    PNC Bank Corp.                        190,800
 2,300    Regions Financial Corp.                69,144
 1,100    Republic New York Corp.                69,506
 1,700    SouthTrust Corp.                       68,000
 1,700    State Street Corp.                    129,413
 1,800    Summit Bancorp                         62,325
 3,300    Suntrust Banks, Inc.                  241,519
 2,800    Synovus Financial Corp.                60,025
 7,600    U.S. Bancorp Class A                  281,675
 1,500    Union Planters Corp.                   66,750
 2,100    Wachovia Corp.                        181,125
17,200    Wells Fargo Co.                       823,450
                                            -----------
                                              7,113,652
                                            -----------
          FINANCIAL / MISCELLANEOUS (5.7%)
 4,700    American Express Co.                  723,800
 7,600    Associates First Capital Corp.        277,400
 1,220    Bear Stearns Cos., Inc.                52,002
 2,100    Capital One Financial Corp.           111,300
 1,200    Countrywide Credit Industries,
          Inc.                                   40,725
35,075    Citigroup, Inc.                     1,898,434

-------------------------------------------------------
SHARES    SECURITY                                VALUE
-------------------------------------------------------
          FINANCIAL / MISCELLANEOUS (CONTINUED)
10,700    Fannie Mae                        $   757,025
 7,200    Freddie Mac                           389,250
 2,600    Franklin Resources, Inc.               91,000
   600    Golden West Financial Corp.            67,050
 5,000    Household International, Inc.         223,125
 1,200    Lehman Brothers Holding, Inc.          88,425
 8,350    MBNA Corp.                            230,669
 3,800    Merrill Lynch & Co., Inc.             298,300
 1,800    Morgan (J.P.) & Co., Inc.             235,575
 5,900    Morgan Stanley Dean Witter & Co.      650,844
 1,500    Paine Webber Group, Inc.               61,125
 1,300    Price, T Rowe Associates, Inc.         46,150
 8,500    Schwab (Charles) Corp. (The)          330,969
 1,700    Student Loan Market Association        83,194
 6,004    Washington Mutual, Inc.               215,769
                                            -----------
                                              6,872,131
                                            -----------
          FOOD & RELATED (2.3%)
 6,413    Archer-Daniels-Midland Co.             78,960
 2,900    BestFoods, Inc.                       170,375
 4,500    Campbell Soup Co.                     202,500
 5,100    ConAgra, Inc.                         132,919
 1,600    General Mills                         139,500
 3,700    Heinz (H.J.) Co.                      176,675
 1,500    Hershey Foods Corp.                    75,750
 4,200    Kellogg Co.                           167,212
 3,400    Nabisco Group Holdings Corp.           43,562
24,900    Philip Morris Cos., Inc.              627,169
 1,400    Quaker Oats Co.                        98,000
 3,400    Ralston-Ralston Purina Group          106,888
 9,400    Sara Lee Corp.                        254,387
 5,914    Unilever NV                           394,390
 1,200    Wrigley (Wm.) Jr., Co.                 95,925
                                            -----------
                                              2,764,212
                                            -----------
          FURNITURE / FURNISHINGS (0.1%)
 2,000    Leggett & Platt, Inc.                  44,375
                                            -----------
          GOLD (0.2%)
 4,100    Barrick Gold Corp.                     75,081
 1,700    Freeport-McMoRan Copper & Gold,
          Inc.                                   28,369
 2,700    Homestake Mining                       22,612
 1,700    Newmont Mining Corp.                   37,294
 3,400    Placer Dome, Inc.                      41,225
                                            -----------
                                                204,581
                                            -----------
          HEALTH CARE (3.0%)
15,800    Abbott Laboratories                   637,925
   500    Bard (C.R.), Inc.                      26,969
   600    Bausch & Lomb, Inc.                    32,400
 3,000    Baxter International, Inc.            194,625
 2,600    Becton, Dickinson & Co.                65,975
 1,200    Biomet, Inc.                           36,150
 4,300    Boston Scientific Corp.*               86,537
 2,800    Cardinal Health, Inc.                 120,750
 5,900    Columbia/HCA Healthcare Corp.         142,337

 6              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                       NATIONWIDE (R) S&P 500 INDEX FUND

-------------------------------------------------------
SHARES    SECURITY                                VALUE
-------------------------------------------------------
          HEALTH CARE (CONTINUED)
 3,100    Guidant Corp.                     $   153,062
 4,300    HealthSouth Corp.*                     24,725
 1,700    Humana, Inc.*                          11,688
14,000    Johnson & Johnson Co.               1,466,500
   700    Mallinckrodt, Inc.                     23,756
 1,100    Manor Care, Inc.*                      17,325
12,200    Medtronic, Inc.                       422,425
   900    St. Jude Medical, Inc.*                24,638
 3,200    Tenet Healthcare Corp.*                62,200
 1,800    United HealthCare Corp.                93,038
   700    Wellpoint Health Networks, Inc.*       40,600
                                            -----------
                                              3,683,625
                                            -----------
          HOME BUILDING (0.1%)
   400    Pulte Corp.                             8,050
                                            -----------
          HOTELS / MOTELS (0.1%)
 2,600    Hilton Hotels Corp.                    24,050
 2,600    Marriott International, Inc.
          Class A                                87,588
 2,100    Mirage Resorts, Inc.*                  30,581
                                            -----------
                                                142,219
                                            -----------
          INSURANCE (2.3%)
 8,300    Allstate Corp.                        238,625
16,103    American International Group,
          Inc.                                1,657,602
 2,650    AON Corp.                              94,075
 1,800    Chubb Corp.                            98,775
 1,700    Cincinnati Financial Corp.             60,881
 2,300    Hartford Financial Services
          Group                                 119,169
 1,100    Loews Corp.                            77,963
 1,000    MBIA, Inc.                             57,063
 1,100    MGIC Investment Corp.                  65,725
   800    Progressive Corp. (The)                74,050
 1,400    SAFECO Corp.                           38,500
 2,400    St. Paul Cos., Inc.                    76,800
 2,457    UNUM Corp.                             80,927
                                            -----------
                                              2,740,155
                                            -----------
          INSURANCE / LIFE (0.9%)
 1,500    Aetna, Inc.                            75,375
 2,800    AFLAC, Inc.                           143,150
 2,600    American General Corp.                192,887
 2,100    CIGNA Corp.                           156,975
 3,400    Conseco, Inc.                          82,662
 1,100    Jefferson-Pilot Corp.                  82,569
 2,100    Lincoln National Corp.                 96,863
 1,500    Providian Corp.                       163,500
 1,400    Torchmark Corp.                        43,663
                                            -----------
                                              1,037,644
                                            -----------
          LEISURE PRODUCTS (0.3%)
 1,000    Brunswick Corp.                        22,625
 6,400    Carnival Corp.                        284,800
 2,000    Hasbro, Inc.                           41,250
 4,400    Mattel, Inc.                           58,850
                                            -----------
                                                407,525
                                            -----------

-------------------------------------------------------
SHARES    SECURITY                                VALUE
-------------------------------------------------------
          METALS (0.1%)
 2,000    Inco Ltd.                         $    40,500
   908    Phelps Dodge Corp.                     51,189
                                            -----------
                                                 91,689
                                            -----------
          MOTOR VEHICLES (1.2%)
 1,700    Dana Corp.                             50,256
 5,895    Delphi Automotive Systems Corp.        96,899
   300    Fleetwood Enterprises, Inc.             6,544
12,600    Ford Motor Co.                        691,425
 6,700    General Motors Corp.                  470,675
   900    Johnson Controls, Inc.                 54,675
   700    Navistar International Corp.*          29,181
   800    PACCAR, Inc.                           37,700
 1,300    TRW, Inc.                              55,738
                                            -----------
                                              1,493,093
                                            -----------
          NATURAL GAS (0.7%)
   900    Columbia Energy Group                  58,500
 1,000    Consolidated Natural Gas Co.           64,000
   300    Eastern Enterprises                    15,337
 2,300    El Paso Energy Corp.                   94,300
 7,400    Enron Corp.                           295,538
 1,200    New Century Energies, Inc.             39,075
   500    NICOR, Inc.                            19,375
   300    ONEOK, Inc.                             8,756
   400    People's Energy Corp.                  15,200
 2,500    Sempra Energy                          51,094
 4,500    Williams Cos., Inc. (The)             168,750
                                            -----------
                                                829,925
                                            -----------
          OIL & GAS / EXPLORATION & PRODUCTION (1.5%)
   900    Amerada Hess Corp.                     51,638
   800    Ashland, Inc.                          26,400
 2,200    Coastal Corp. (The)                    92,675
 6,507    Conoco, Inc. Class B                  176,502
22,300    Royal Dutch Petroleum Co.           1,336,606
   900    Sunoco, Inc.                           21,713
 3,200    USX -- Marathon Group                  93,200
                                            -----------
                                              1,798,734
                                            -----------
          OIL / DOMESTIC (0.6%)
 1,300    Anadarko Petroleum Corp.               40,056
 1,200    Apache Corp.                           46,800
 3,400    Atlantic Richfield Co.                316,838
 1,800    Burlington Resources, Inc.             62,775
   884    Kerr-Mcgee Corp.                       47,515
 2,600    Phillips Petroleum Co.                120,900
 1,600    Tosco Corp.                            40,500
 2,600    Union Pacific Resources Group,
          Inc.                                   37,700
                                            -----------
                                                713,084
                                            -----------
          OIL / INTERNATIONAL (3.1%)
 6,800    Chevron Corp.                         620,925
25,200    Exxon Corp.                         1,866,375
 8,100    Mobil Corp.                           781,650

                  NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               7

                       NATIONWIDE (R) S&P 500 INDEX FUND

-------------------------------------------------------
 SHARES   SECURITY                                VALUE
-------------------------------------------------------
          OIL / INTERNATIONAL (CONTINUED)
 5,700    Texaco, Inc.                      $   349,838
 2,500    Unocal Corp.                           86,250
                                            -----------
                                              3,705,038
                                            -----------
          OIL EQUIPMENT & SERVICES (0.5%)
 3,470    Baker Hughes, Inc.                     96,943
 4,600    Halliburton Co.                       173,363
   500    Helmerich & Payne, Inc.                11,906
   900    Rowan Cos.*                            14,006
 5,700    Schlumberger Ltd.                     345,206
                                            -----------
                                                641,424
                                            -----------
          PAPER & FOREST PRODUCTS (0.6%)
   600    Boise Cascade Corp.                    21,375
 1,000    Champion International Corp.           57,812
 2,300    Fort James Corp.                       60,519
 1,800    Georgia Pacific Corp.                  71,437
 4,294    International Paper Co.               225,972
 1,100    Louisiana-Pacific Corp.                13,956
 1,100    Mead Corp.                             39,600
   300    Potlatch Corp.                         12,656
 1,000    Westvaco Corp.                         29,688
 2,100    Weyerhauser Co.                       125,344
 1,200    Willamette Industries, Inc.            49,875
                                            -----------
                                                708,234
                                            -----------
          PHOTOGRAPHIC (0.2%)
 3,300    Eastman Kodak Co.                     227,494
   500    Polaroid Corp.                         11,156
                                            -----------
                                                238,650
                                            -----------
          POLLUTION CONTROL (0.1%)
 2,000    Allied Waste Industries, Inc.*         21,000
 6,400    Waste Management, Inc.                117,600
                                            -----------
                                                138,600
                                            -----------
          PRINTING & PUBLISHING (0.7%)
   700    American Greetings Corp. Class A       18,112
 1,300    Donnelley (R.R.) & Sons Co.            31,525
   900    Dow Jones & Co., Inc.                  55,350
 2,900    Gannett Co., Inc.                     223,663
   700    Harcourt General, Inc.                 26,950
   400    Jostens, Inc.                           8,450
   800    Knight-Ridder, Inc.                    50,800
 2,000    McGraw-Hill Cos., Inc.                119,250
   500    Meredith Corp.                         17,844
 1,800    New York Times Co. (The) Class A       72,450
   600    Times Mirror Co. (The)                 43,275
 2,500    Tribune Co.                           150,000
                                            -----------
                                                817,669
                                            -----------
          RAILROADS (0.5%)
 4,800    Burlington Northern Santa Fe
          Corp.                                 153,000
 2,300    CSX Corp.                              94,300
 1,100    Kansas City Southern Industries,
          Inc.                                   52,181

-------------------------------------------------------
 SHARES   SECURITY                                VALUE
-------------------------------------------------------
          RAILROADS (CONTINUED)
 3,200    Laidlaw, Inc.                     $    19,600
 4,000    Norfolk Southern Corp.                 97,750
 2,600    Union Pacific Corp.                   144,950
                                            -----------
                                                561,781
                                            -----------
          RESTAURANTS (0.6%)
 1,400    Darden Restaurants, Inc.               26,687
 1,300    Harrah's Entertainment, Inc.*          37,619
14,100    McDonald's Corp.                      581,625
 1,600    Tricon Global Restaurants, Inc.*       64,300
 1,300    Wendy's International, Inc.            31,038
                                            -----------
                                                741,269
                                            -----------
          RETAIL (5.6%)
 1,500    Autozone, Inc.*                        39,844
 1,500    Bed, Bath and Beyond, Inc.*            49,969
 2,100    Best Buy Co., Inc.*                   116,681
 2,100    Circuit City Stores-Circuit City
          Group                                  89,644
 1,100    Consolidated Stores Corp.*             20,144
 2,300    Costco Wholesale Corp.*               184,719
 4,100    CVS Corp.                             178,094
 4,600    Dayton Hudson Corp.                   297,275
 1,100    Dillard's, Inc.                        20,762
 2,368    Dollar General Corp.                   62,456
 2,200    Federated Department Stores,
          Inc.*                                  93,912
 8,900    Gap, Inc.                             330,412
15,400    Home Depot, Inc.                    1,162,700
 5,000    Kmart Corp.*                           50,312
 1,700    Kohls Corp.*                          127,181
 2,200    Limited, Inc. (The)                    90,475
   400    Longs Drug Stores Corp.                10,900
 4,000    Lowe's Cos., Inc.                     220,000
 3,500    May Department Stores Co.             121,406
 1,500    Nordstrom, Inc.                        37,406
 2,700    Penney (J.C.) Co., Inc.                68,513
   500    Pep Boys -- Manny, Moe & Jack
          (The)                                   6,250
 2,700    Rite Aid Corp.                         23,625
 4,000    Sears, Roebuck & Co.                  112,750
 4,800    Staples, Inc.*                        106,500
 2,000    Tandy Corp.                           125,875
 3,300    TJX Cos., Inc.                         89,513
 2,600    Toys 'R' Us, Inc.*                     36,725
10,400    Walgreen Co.                          261,950
46,300    Wal-Mart Stores, Inc.               2,644,888
                                            -----------
                                              6,780,881
                                            -----------
          RETAIL / FOOD & DRUG (0.6%)
 4,334    Albertson's, Inc.                     157,378
   400    Great Atlantic & Pacific Tea
          Co., Inc. (The)                        11,425
 8,600    Kroger Co.*                           178,987
 5,300    Safeway, Inc.*                        187,156
 1,400    Supervalu, Inc.                        29,400

  8              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                       NATIONWIDE (R) S&P 500 INDEX FUND




-------------------------------------------------------
 SHARES   SECURITY                                VALUE
-------------------------------------------------------

          RETAIL / FOOD & DRUG (CONTINUED)
 3,400    SYSCO Corp.                       $   130,688
 1,500    Winn-Dixie Stores, Inc.                40,594
                                            -----------
                                                735,628
                                            -----------
          SERVICES (3.8%)
 1,200    Adobe Systems, Inc.                    83,925
11,500    America Online, Inc.                1,491,406
   600    Autodesk, Inc.                         11,250
 7,500    Cendant Corp.*                        123,750
 1,500    Ceridian Corp.*                        32,906
 5,600    Computer Associates
          International, Inc.                   316,400
 1,700    Computer Sciences Corp.*              116,769
   800    Deluxe Corp.                           22,600
 1,700    Dun & Bradstreet Corp. (The)           49,937
 5,100    Electronic Data Systems Corp.         298,350
 1,500    Equifax, Inc.                          40,500
 1,000    H&R Block, Inc.                        42,562
 3,300    IMS Health, Inc.                       95,700
 2,900    Interpublic Group Cos., Inc.          117,813
 2,700    Marsh & McLennan Cos., Inc.           213,469
 3,500    Novell, Inc.*                          70,219
 1,800    Omnicom Group                         158,400
15,000    Oracle Corp.*                         713,438
 2,800    Parametric Technology*                 53,375
 2,550    Paychex, Inc.                         100,406
 2,500    Peoplesoft, Inc.*                      37,500
 1,700    QUALCOMM, Inc.*                       378,675
   700    Ryder System, Inc.                     14,963
 2,800    Service Corp. International            26,775
   300    Shared Medical Systems Corp.           11,325
                                            -----------
                                              4,622,413
                                            -----------
          STEEL (0.1%)
 2,000    Allegheny Teledyne, Inc.               30,375
 1,200    Bethlehem Steel Corp.*                  8,325
   900    Nucor Corp.                            46,688
   900    USX-U.S. Steel Group, Inc.             23,006
 1,000    Worthington Industries, Inc.           16,625
                                            -----------
                                                125,019
                                            -----------
          TELECOMMUNICATIONS (10.2%)
 1,600    ADC Telecommunications, Inc.*          76,300
 3,200    Alltel Corp.                          266,400
33,224    AT&T Corp.                          1,553,222
16,100    Bell Atlantic Corp.                 1,045,494
19,600    Bellsouth Corp.                       882,000
 1,500    CenturyTel, Inc.                       60,656
 2,500    Corning, Inc.                         196,562
 7,985    Global Crossing Ltd.*                 276,481
10,200    GTE Corp.                             765,000
31,875    Lucent Technologies, Inc.           2,047,969
19,463    MCI WorldCom, Inc.*                 1,670,169
 3,400    Nextel Communications, Inc.*          293,037
35,512    SBC Communications, Inc.            1,808,892
 9,000    Sprint Corp. (FON Group)              668,813

-------------------------------------------------------
 SHARES   SECURITY                                VALUE
-------------------------------------------------------
          TELECOMMUNICATIONS (CONTINUED)
 4,550    Sprint Corp. (PCS Group)*         $   377,366
 5,200    U.S. West Communications Group        317,525
                                            -----------
                                             12,305,886
                                            -----------
          TEXTILES (0.1%)
   200    Springs Industries, Inc. Class A        7,962
                                            -----------
          TIRE & RUBBER (0.1%)
   800    Cooper Tire & Rubber Co.               13,450
 1,600    Goodyear Tire & Rubber Co.             66,100
                                            -----------
                                                 79,550
                                            -----------
          TOBACCO (0.1%)
 1,800    UST, Inc.                              49,837
                                            -----------
          UTILITIES / ELECTRIC (1.9%)
 2,100    AES Corp.*                            118,519
 1,400    Ameren Corp.                           52,937
 2,000    American Electric Power Co.,
          Inc.                                   69,000
 1,700    Carolina Power & Light Co.             58,650
 2,200    Central & Southwest Corp.              48,812
 1,700    Cinergy Corp.                          48,025
 1,200    CMS Energy Corp.                       44,250
 2,300    Consolidated Edison, Inc.              87,831
 1,600    Constellation Energy Group, Inc.       49,100
 2,000    Dominion Resources, Inc.               96,250
 1,500    DTE Energy Co.                         49,781
 3,800    Duke Power Co.                        214,700
 3,600    Edison International                  106,650
 2,600    Entergy Corp.                          77,837
 2,400    FirstEnergy Corp.                      62,550
 1,000    Florida Progress Corp.                 45,812
 1,900    FPL Group, Inc.                        95,594
 1,300    GPU, Inc.                              44,119
 1,900    Niagara Mohawk Holdings, Inc.*         30,163
 1,600    Northern States Power Co.              34,400
 3,100    PacificCorp                            63,938
 1,900    PECO Energy Co.                        72,556
 4,000    PG&E Corp.                             91,750
   900    Pinnacle West Capital Corp.            33,188
 1,600    PP&L Resources, Inc.                   43,300
 2,300    Public Service Enterprise Group,
          Inc.                                   90,994
 3,100    Reliant Energy, Inc.                   84,475
 7,100    Southern Co.                          188,594
 2,900    Texas Utilities Co.                   112,375
 2,300    Unicom Corp.                           88,119
                                            -----------
                                              2,304,269
          TOTAL COMMON
          STOCK -- UNAFFILIATED (cost
          $109,030,942)                    $116,946,628
                                            -----------
          PREFERRED STOCK (0.1%)
          CONSUMER NON DURABLE (0.1%)
   600    Alberto Culver Co. Class B
          Total Preferred Stock
          (cost $15,482)                         14,138
                                            -----------

                   NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT              9

                       NATIONWIDE (R) S&P 500 INDEX FUND

-------------------------------------------------------
PRINCIPAL              SECURITY               VALUE
-------------------------------------------------------
             REPURCHASE AGREEMENT (0.8%)
  $966,000   Fifth Third Bank 5.06%,
             11/01/99, Collateralized by
             $986,000 FHLMC Gold Pool
             #E00570, 6.00%, 09/01/13,
             market value $986,000 (cost
             $966,000)                     $    966,000
                                           ------------

-------------------------------------------------------
  AMOUNT               SECURITY               VALUE
-------------------------------------------------------
             S&P 500 DEPOSITORY RECEIPTS (2.2%)
    19,300   S&P 500 Depository Receipts
             (cost $2,497,388)             $  2,639,275
                                           ------------
             TOTAL INVESTMENTS (cost
             $112,690,796)                 $120,761,810
                                           ============

--------------------------------------------------------------------------------

The abbreviations in the above statement stand for the following:

  FHLMC     Federal Home Loan Mortgage Corp.

Cost for Federal income tax purposes: $112,859,907.

* Denotes a non-income producing security.

Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

 10              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, affiliated, at value (cost
    $180,984)                                                 $    195,769
  Investments in securities, unaffiliated, at value (cost
    $111,543,812)                                              119,600,041
  Repurchase agreements (cost $966,000)                            966,000
  Cash                                                                 228
  Receivable for Fund shares sold                                  386,265
  Receivable for investment securities sold                        893,405
  Receivable from Advisor                                           19,593
  Accrued interest and dividends receivable                        106,406
  Withholding tax reclaim receivable                                 1,539
  Prepaid assets                                                    23,007
                                                              ------------
      Total assets                                             122,192,253
                                                              ------------
LIABILITIES
  Payable for Fund shares redeemed                                 107,464
  Payable for investment securities purchased                    1,892,886
  Accrued management fees                                           12,105
  Accrued fund administration fees                                   4,667
  Accrued transfer agent fees                                          933
  Accrued distribution fees, Class R Shares                          8,280
  Accrued distribution fees, Local Fund Shares                       1,735
  Accrued administrative servicing fees, Class R Shares             13,295
  Accrued administrative servicing fees, Class Y Shares              3,216
  Other accrued expenses                                            36,449
                                                              ------------
      Total liabilities                                          2,081,030
                                                              ------------
NET ASSETS                                                    $120,111,223
                                                              ============
NET ASSETS REPRESENTED BY:
  Capital                                                     $111,909,893
  Net unrealized appreciation                                    8,071,014
  Accumulated undistributed net realized gain                       67,892
  Accumulated undistributed net investment income                   62,424
                                                              ------------
NET ASSETS                                                    $120,111,223
                                                              ============
NET ASSETS:
  Class R Shares                                              $ 72,048,785
  Class Y Shares                                                17,388,751
  Local Fund Shares                                             30,673,687
                                                              ------------
      Total                                                   $120,111,223
                                                              ============
SHARES OUTSTANDING (unlimited number of shares authorized):
  Class R Shares                                                 6,049,124
  Class Y Shares                                                 1,456,079
  Local Fund Shares                                              2,567,843
                                                              ------------
      Total                                                     10,073,046
                                                              ============
NET ASSET VALUE AND OFFERING PRICE PER SHARE:*
  Class R Shares                                              $      11.91
  Class Y Shares                                              $      11.94
  Local Fund Shares                                           $      11.95

------------------------------------------------------

* None of the share classes are subject to a sales charge.

  See accompanying notes to financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               11

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                   FOR THE YEAR
                                                                      ENDED
                                                                 OCTOBER 31, 1999
                                                                ------------------
INVESTMENT INCOME:
INCOME:
  Dividends                                                         $  775,359
  Interest                                                              56,308
                                                                    ----------
          Total income                                                 831,667
                                                                    ----------
EXPENSES:
  Investment management fees                                            79,372
  Distribution fees, Class R Shares                                     38,403
  Distribution fees, Local Fund Shares                                  19,387
  Fund administration fees                                              30,506
  Transfer agent fees                                                    6,101
  Administrative servicing fees, Class R Shares                         64,084
  Administrative servicing fees, Class Y Shares                         19,354
  Shareholders' reports                                                 38,500
  Registration fees                                                      9,000
  Professional services                                                 15,600
  Custodian fees                                                        70,500
  Trustees' fees and expenses                                              551
  Other                                                                 17,205
                                                                    ----------
       Total expenses before waived expenses                           408,563
       Total waived expenses                                          (111,401)
                                                                    ----------
       Net expenses                                                    297,162
                                                                    ----------
NET INVESTMENT INCOME                                               $  534,505
                                                                    ==========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                                  $   76,827
  Net change in unrealized appreciation                              8,790,010
                                                                    ----------
Net realized and unrealized gain (loss) on investments               8,866,837
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $9,401,342
                                                                    ==========

------------------------------------------------------

See accompanying notes to financial statements.

 12              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                       STATEMENT OF CHANGE IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  FOR THE YEAR          FOR THE PERIOD
                                                                     ENDED             JULY 24, 1998 TO
                                                                OCTOBER 31, 1999      OCTOBER 31,1998 (a)
                                                              --------------------    -------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income                                           $    534,505            $    87,043
  Net realized gain (loss) on investments                               76,827                 (8,935)
  Net change in unrealized appreciation (depreciation) of
    investments                                                      8,790,010               (718,996)
                                                                  ------------            -----------
    Net increase (decrease) in net assets resulting from
       operations                                                    9,401,342               (640,888)
                                                                  ------------            -----------
DISTRIBUTIONS TO CLASS R SHAREHOLDERS FROM: (B)
  Net investment income                                               (179,657)                    --
DISTRIBUTIONS TO CLASS Y SHAREHOLDERS FROM: (B)
  Net investment income                                                (59,524)                    --
DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
  Net investment income                                               (251,510)               (68,433)
                                                                  ------------            -----------
DECREASE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS                 (490,691)               (68,433)
                                                                  ------------            -----------
CAPITAL SHARE TRANSACTIONS: (c)
    Net proceeds from sale of shares                                95,453,068             23,141,368
    Net asset value of shares issued to shareholders from
       reinvestment of dividends                                       490,698                 68,425
    Cost of shares redeemed                                         (7,068,579)              (275,087)
                                                                  ------------            -----------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE
  TRANSACTIONS                                                      88,875,187             22,934,706
                                                                  ------------            -----------
NET INCREASE IN NET ASSETS                                          97,785,838             22,225,385
NET ASSETS--BEGINNING OF PERIOD                                     22,325,385                100,000
                                                                  ------------            -----------
NET ASSETS--END OF PERIOD                                         $120,111,223            $22,325,385
                                                                  ============            ===========
Undistributed (distributions in excess of) net realized gain
  (loss) on investments included in net assets at end of
  period                                                          $     67,892            $    (8,935)
                                                                  ============            ===========
Undistributed net investment income included in net assets
  at end of period                                                $     62,424            $    18,610
                                                                  ============            ===========
SHARE ACTIVITY: (c)
  Shares sold                                                        8,334,075              2,324,247
  Reinvestment of dividends                                             43,870                  7,654
  Shares redeemed                                                     (616,230)               (30,570)
                                                                  ------------            -----------
Net increase in number of shares                                     7,761,715              2,301,331
                                                                  ============            ===========

------------------------------------------------------

(a) Local Fund Shares for the period from July 24, 1998 (commencement of operations) through October 31, 1998.

(b) The Class R and Class Y Shares were first offered on November 2, 1998.

(c) For the current period, both the Capital Share Transactions and Share Activity sections represent Class R, Class Y, and Local Fund Shares combined. Prior period data reflect Local Fund Shares only.

See accompanying notes to financial statements.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               13

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                              FINANCIAL HIGHLIGHTS

              SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING
--------------------------------------------------------------------------------

                                  CLASS R SHARES            CLASS Y SHARES                   LOCAL FUND SHARES
                              -----------------------   -----------------------   ---------------------------------------
                                    PERIOD FROM               PERIOD FROM               YEAR             PERIOD FROM
                                 NOVEMBER 2, 1998          NOVEMBER 2, 1998            ENDED           JULY 24, 1998 TO
                              TO OCTOBER 31, 1999 (b)   TO OCTOBER 31, 1999 (b)   OCTOBER 31, 1999   OCTOBER 31, 1998 (a)
                              -----------------------   -----------------------   ----------------   --------------------
NET ASSET VALUE -- BEGINNING
OF PERIOD                             $  9.66                   $  9.66               $  9.66              $ 10.00
  Net investment income                  0.09                      0.10                  0.12                 0.04
  Net realized gain (loss)
     and unrealized
     appreciation
     (depreciation)                      2.25                      2.27                  2.27                (0.35)
                                      -------                   -------               -------              -------
       Total from investment
          operations                     2.34                      2.37                  2.39                (0.31)
                                      -------                   -------               -------              -------
  Dividends from net
     investment income                  (0.09)                    (0.09)                (0.10)               (0.03)
                                      -------                   -------               -------              -------
  Net increase (decrease) in
     net asset value                     2.25                      2.28                  2.29                (0.34)
                                      -------                   -------               -------              -------
NET ASSET VALUE -- END OF
  PERIOD                              $ 11.91                   $ 11.94               $ 11.95              $  9.66
                                      =======                   =======               =======              =======
  Total Return                          24.27%                    24.64%                24.85%               (3.08)%
  Net Assets, End of Period
     (000)                            $72,049                   $17,389               $30,674              $22,325
  Ratio of expenses to
     average net assets                  0.63%(c)                  0.48%(c)              0.35%                0.35%(c)
  Ratio of expenses to
     average net assets*                 0.83%(c)                  0.67%(c)              0.52%                0.64%(c)
  Ratio of net investment
     income to average net
     assets                              0.69%(c)                  0.87%(c)              1.05%                1.55%(c)
  Ratio of net investment
     income to average net
     assets*                             0.49%(c)                  0.67%(c)              0.88%                1.26%(c)
  Portfolio turnover (d)                55.07%                    55.07%                55.07%                3.07%

------------------------------------------------------
*  Ratios calculated as if no fees were waived or expenses reimbursed.

(a) Local Fund Shares commenced operations on July 24, 1998.

(b) Class R and Class Y Shares were first offered on November 2, 1998.

(c) Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes to the financial statements.

 14              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                         NOTES TO FINANCIAL STATEMENTS

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nationwide Mutual Funds ("NMF" or the "Trust"), formerly known as Nationwide Investing Foundation III, is an open-end management investment company. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as amended as of November 5, 1999, and is registered under the Investment Company Act of 1940, as amended. The Trust offers shares in fifteen separate series, or mutual funds, each with its own investment objectives. The accompanying financial statements and financial highlights relate to the Nationwide S&P 500 Index Fund (the "Fund") only, a non-diversified portfolio.

The Fund currently offers three classes of shares: Class R, Class Y, and Local Fund Shares. The Class R and Local Fund Shares are purchased with a 0.15% and 0.07% 12b-1 fee, respectively. The Class Y Shares have no 12b-1 fee. The Class R and Class Y Shares are subject to a 0.25% administrative servicing fee.

(A) SECURITY VALUATION

          1. Securities traded on a national securities exchange are valued at the last quoted sale price as provided by an independent pricing agent. Securities traded in the over-the-counter (OTC) market are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price as provided by an independent pricing agent.

          2. The value of a repurchase agreement generally equals the purchase price paid by the Fund (cost) plus the interest accrued to date. The seller, under the repurchase agreement, is required to maintain the market value of the underlying collateral at not less than the value of the repurchase agreement. Securities subject to repurchase agreements are held by the Federal Reserve/Treasury book-entry system or by the Fund's custodian or an approved sub-custodian.

          3. Securities for which reliable market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgement of the Fund's administrator or sub-administrator, are valued in accordance with procedures authorized by the Trust's Board of Trustees.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis and includes, where applicable, the pro rata amortization of premium or discount.

(C) FEDERAL INCOME TAXES

The Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code, and to distribute all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification and to distribute all taxable income, if any, to its shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the Fund. Withholding taxes have been paid or provided for in accordance with the applicable tax rates and rules.

As of October 31,1999, the Fund had no net capital loss carry over.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               15

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

(D) DIVIDENDS TO SHAREHOLDERS

          1. Dividend income, if any, is paid quarterly and is recorded on the ex-dividend date.

          2. Distributable net realized capital gains, if any, are declared and distributed at least annually.

          3. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital. These reclassifications have no effect upon the net asset value of the Fund. For the year ended October 31, 1999, no reclassifications were necessary.

(E) EXPENSES

General expenses of the Trust, not directly attributable to the Fund or to any class of shares, are allocated to the Fund based upon the Fund's relative average net assets or another appropriate basis, as approved by the Trust's Board of Trustees. Once these expenses are allocated to the Fund, they are sub-allocated to the classes based on total shares outstanding for each class.

Direct expenses of the Fund are allocated to the Fund and sub-allocated to the classes as described above.

Direct expenses of a class are allocated to that class unless otherwise directed by the Trust's Board of Trustees. For example, distribution fees and administrative servicing fees are borne by the specific class of shares to which they apply.

(F) USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

 16              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

(G) CAPITAL SHARE TRANSACTIONS

Transactions in class level shares of the Fund were as follows:

                               CAPITAL TRANSACTIONS
                               --------------------
                                   PERIOD FROM
                               NOVEMBER 2, 1998 TO
                                 OCTOBER 31, 1999
                               --------------------
CLASS R SHARES:
  Proceeds from shares
    issued...................      $69,746,897
  Dividends reinvested.......          179,657
  Cost of shares redeemed....         (403,176)
                                   -----------
      Change in net assets...      $69,523,378
                                   ===========
CLASS Y SHARES:
  Proceeds from shares
    issued...................      $21,188,128
  Dividends reinvested.......           59,524
  Cost of shares redeemed....       (4,730,253)
                                   -----------
      Change in net assets...      $16,517,399
                                   ===========

                                   FOR THE YEAR
                                      ENDED
                                 OCTOBER 31, 1999
                               --------------------
LOCAL FUND SHARES:
  Proceeds from shares
    issued...................       $4,518,043
  Dividends reinvested.......          251,517
  Cost of shares redeemed....       (1,935,150)
                                    ----------
      Change in net assets...       $2,834,410
                                    ==========

                               SHARE TRANSACTIONS:
                               --------------------
                                   PERIOD FROM
                               NOVEMBER 2, 1998 TO
                                 OCTOBER 31, 1999
                               --------------------
CLASS R SHARES:
  Issued.....................        6,068,255
  Reinvested.................           15,874
  Redeemed...................          (35,005)
                                   -----------
      Change in shares.......        6,049,124
                                   ===========
CLASS Y SHARES:
  Issued.....................        1,862,525
  Reinvested.................            5,266
  Redeemed...................         (411,712)
                                   -----------
      Change in shares.......        1,456,079
                                   ===========

                                   FOR THE YEAR
                                      ENDED
                                 OCTOBER 31, 1999
                               --------------------
LOCAL FUND SHARES:
  Issued.....................          403,295
  Reinvested.................           22,730
  Redeemed...................         (169,513)
                                    ----------
      Change in shares.......          256,512
                                    ==========

2. TRANSACTIONS WITH AFFILIATES

On September 1, 1999, Villanova Mutual Fund Capital (VMF) replaced Nationwide Advisory Services, Inc. (NAS), an affiliated company, as investment adviser to the Fund. The Dreyfus Corporation (a wholly-owned subsidiary of Mellon Bank Corp.) was selected to subadvise the Fund. Under the terms of the investment advisory agreement, VMF earns an annual management fee based on a percentage of the average daily net assets of the Fund. From such management fees, and pursuant to the subadvisory agreement, VMF pays subadvisory fees to The Dreyfus Corporation. Additional information regarding investment advisory fees is as follows for the year ended October 31, 1999:

             AVERAGE                TOTAL     ADVISORY      PAID       TOTAL     ADVISORY      PAID
              DAILY                ADVISORY     FEE          TO       ADVISORY     FEE          TO
           NET ASSETS                FEE      RETAINED   SUBADVISER     FEE      RETAINED   SUBADVISER
           ----------              --------   --------   ----------   --------   --------   ----------
Up to $250 million...............    0.13%      0.06%       0.07%     $79,372    $42,763     $36,609
Next $250 million................    0.13%      0.07%       0.06%
Next $500 million................    0.13%      0.08%       0.05%
$1 billion and more..............    0.13%      0.09%       0.04%

VMF has voluntarily agreed to waive fees or reimburse expenses of the Fund in order to maintain expense ratios at or below the stated expense caps. Fund expenses were limited to 0.63% for Class R Shares, 0.48% for Class Y

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               17

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

shares, and 0.35% for Local Fund Shares. During the period ended October 31, 1999, fees were waived as per the following table:

   TOTAL                            NET
    FUND            FEES            FUND
  EXPENSES        WAIVED*         EXPENSES
  --------        -------         --------
  $408,563        $111,401        $297,162

* Includes advisory, fund administration and transfer and dividend disbursing agent fees.

NAS may receive fees from the Class R Shares and the Local Fund Shares of the Fund for distribution services pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees are based on average daily net assets of the respective class of the Fund at an annual rate of 0.15% for Class R Shares and 0.07% for the Local Fund Shares. During the period ended October 31, 1999, the Fund paid distribution fees totaling $57,790.

On September 1, 1999, Villanova SA Capital Trust (VSA) replaced NAS as the administrator. Pursuant to a Fund Administration Agreement, VSA receives fees from the Fund for fund administration services that are calculated daily and paid monthly. During the period ended October 31, 1999, fund administration fees were paid according to the following schedule:

                     AVERAGE DAILY                               FUND ADMINISTRATION
                      NET ASSETS                         FEE            FEES
                     -------------                       ----    -------------------
Up to $1 billion                                         0.05%         $30,506
Next $1 billion                                          0.04%

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI receives fees based on average daily net assets of the Fund at an annual rate of 0.01%. During the period ended October 31, 1999, the Fund paid transfer agent fees of $6,101.

Also, on September 1, 1999, VSA entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-administration and sub-transfer agent services to the Fund.

As stated above, on September 1, 1999, NAS was replaced by VMF as investment advisor and by VSA as administrator. Advisory and fund administration fees paid by the Fund prior to that date were paid to NAS. After September 1, 1999, advisory fees were paid to VMF and fund administration fees were paid to VSA. The information provided in this report relates to the total advisory and fund administration fees paid by the Fund for the fiscal year ended October 31, 1999.

Pursuant to a servicing agreement, financial institutions or other service providers including Nationwide Financial Services, Inc., may receive fees under the terms of an Administrative Services Plan for providing administrative support services to the Shareholders of certain classes of shares of the Fund. Such services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder sub-accounting, answering inquires regarding the Fund and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net

 18              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT

                           NATIONWIDE(R) MUTUAL FUNDS

                        NATIONWIDE(R) S&P 500 INDEX FUND

                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                                OCTOBER 31, 1999
--------------------------------------------------------------------------------

assets of the Class R and Class Y Shares. For the period ended October 31, 1999 the Fund paid administrative servicing fees totaling $83,438.

3. BANK LOANS

NMF has an unsecured bank line of credit of $50,000,000 for the purpose of funding redemptions. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statement of Operations. No compensating balances are required.

4. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding U.S. Government and short-term securities) for the year ended October 31, 1999, are summarized below. There were no purchases or sales of U.S. Government Obligations.

          SECURITIES
-------------------------------
 PURCHASES             SALES
 ---------          -----------
$122,258,217        $33,497,633

Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation at October 31, 1999, based on cost for federal income tax purposes are the following components:

   GROSS                GROSS                 NET
 UNREALIZED           UNREALIZED           UNREALIZED
APPRECIATION        (DEPRECIATION)        APPRECIATION
------------        --------------        ------------
$12,998,626          ($5,096,353)          $7,902,273

5. YEAR 2000 (UNAUDITED)

VMF, VSA and NAS have developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. VMF, VSA and NAS have completed an inventory and assessment of all computer systems and have implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. VMF, VSA and NAS have also tested each application for its Year 2000 Compliance.

Systems supporting the Fund's infrastructure, such as telecommunications, voice and networks, have also been tested, renovated or replaced, and are compliant. VMF's, VSA's and NAS' assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips.

In addition to resolving internal Year 2000 readiness issues, VMF, VSA and NAS are surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant. VMF, VSA and NAS continue their efforts to identify external risk factors and have developed contingency plans as part of their ongoing risk-management strategy.

6. FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For corporate shareholders, 94.5% of the Nationwide S&P 500 Index Fund income dividends and short-term capital gain distributions in the fiscal year ended October 31, 1999, qualify for the corporate dividend received deduction.

                 NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT               19

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
Nationwide Mutual Funds:

We have audited the accompanying statement of assets and liabilities of Nationwide Mutual Funds-Nationwide S&P 500 Index Fund (the Fund), including the statement of investments, as of October 31, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended and for the period from July 24, 1998 to October 31, 1998, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 1999, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from July 24, 1998 to October 31, 1998, and financial highlights for the periods indicated herein, in conformity with generally accepted accounting principles.

KPMG LLP

Columbus, Ohio
December 17, 1999

 20              NATIONWIDE(R) S&P 500 INDEX FUND ANNUAL REPORT